Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Reconciliation of federal income tax attributable to operations to income tax expense (benefit)
The reconciliation of federal income tax attributable to operations computed at the federal statutory tax rate of 34% to income tax expense (benefit) is as follows for the years ended June 30:

	2013	2012	2011
Statutory federal income tax benefit	$(1,049,000)	$(1,695,000)	$(873,000)
Net operating loss with no tax benefit	1,049,000	1,695,000	873,000
Total federal income tax	$--	$--	$--

Components of Company's deferred tax assets and liabilities for federal and state income taxes
Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes are as follows:

	June 30, 2013	June 30, 2012
Deferred tax assets:
Net operating loss carryforwards	$31,342,000	$33,661,000
Income tax credits	2,161,000	1,990,000
Other	1,680,000	2,162,000

Total deferred taxes	35,183,000	37,813,000
Valuation allowance	(35,183,000)	(37,813,000)
Net deferred taxes	$--	$--